Quarterly Holdings Report
for
Fidelity® Arizona Municipal Income Fund
May 31, 2025
AZI-NPRT3-0725
1.802196.121
Municipal Securities - 99.6%
	Principal Amount (a)	Value ($)
Arizona - 98.0%
Education - 16.2%
Arizona St Univ Revs Series 2019A, 5% 7/1/2040	510,000	521,683
Arizona St Univ Revs Series 2020 A, 5% 7/1/2039	390,000	403,677
Arizona St Univ Revs Series 2020 A, 5% 7/1/2043	2,925,000	2,972,132
Mcallister Academic Vlg AZ LLC 5% 7/1/2037 (Arizona St Univ Revs Guaranteed)	2,000,000	2,019,064
Mcallister Academic Vlg AZ LLC 5% 7/1/2038 (Arizona St Univ Revs Guaranteed)	3,850,000	3,880,711
Northern AZ Univ Revs Series 2015, 5% 6/1/2030	1,000,000	1,000,000
Northern AZ Univ Revs Series 2020 B, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,048,891
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2036	1,175,000	1,178,566
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,500,000	1,437,980
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	1,385,000	1,447,703
University AZ Univ Revs Series 2020 C, 5% 8/1/2028	900,000	957,137
University AZ Univ Revs Series 2025A, 5% 6/1/2031 (b)	1,800,000	1,983,942
		18,851,486
Electric Utilities - 3.6%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (c)(d)	1,000,000	999,255
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2035	395,000	421,634
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2037	880,000	930,881
Salt River Proj AZ Agric & Pwr Series 2023 A, 5% 1/1/2047	295,000	302,094
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,400,000	1,452,988
		4,106,852
General Obligations - 27.9%
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2035	500,000	530,607
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2036	500,000	527,510
Arizona Game & Fish Dept & Commission 5% 7/1/2032	470,000	470,491
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	425,000	456,536
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2031 (Assured Guaranty Municipal Corp Insured)	700,000	770,533
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	800,000	888,203
Glendale AZ Union High Sch Dst 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,000,000	972,685
Glendale AZ Union High Sch Dst 4% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	1,000,000	951,037
Glendale AZ Union High Sch Dst Series 2024A, 5% 7/1/2035	500,000	554,278
Glendale AZ Usd #40 Series 2021B, 2% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	2,050,000	1,575,366
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	500,000	471,798
Marana Uni Sch Dist No 6 5% 7/1/2043 (Assured Guaranty Municipal Corp Insured)	500,000	515,219
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 4% 7/1/2029	650,000	650,416
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 5% 7/1/2037	1,000,000	1,024,745
Maricopa Cnty AZ Sch Dist #3 Tempe Elem Series 2024 A, 5% 7/1/2039	400,000	432,243
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,300,000	1,355,585
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	1,000,000	1,030,561
Maricopa County Unified School District #80 Series 2021 B, 3% 7/1/2038	400,000	345,161
Paradise Valley AZ Uni Sch Dist No 69 Series 2020 SECOND, 3% 7/1/2034	265,000	245,474
Paradise Valley AZ Uni Sch Dist No 69 Series 2022, 5% 7/1/2031	105,000	116,512
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2036	1,500,000	1,666,504
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2032	1,180,000	1,236,463
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2034	585,000	609,519
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2042 (Assured Guaranty Municipal Corp Insured)	875,000	915,682
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	340,000	369,087
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	225,000	246,368
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	150,000	165,540
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	225,000	249,602
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	275,000	304,988
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	275,000	305,154
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	625,000	687,451
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,910,000	3,008,745
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	3,000,000	3,190,301
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2034	350,000	355,531
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2033	3,015,000	3,103,025
Scottsdale Gen. Oblig. 4% 7/1/2032	400,000	405,689
Tolleson AZ Uni High Sch Dist No 214 5% 7/1/2031	350,000	361,842
Tolleson AZ Uni High Sch Dist No 214 Series 2025, 5% 7/1/2041	1,400,000	1,487,600
		32,554,051
Health Care - 24.3%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 3.75% tender 1/1/2037 (c)(e)	995,000	961,998
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	1,160,000	840,941
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	2,005,000	1,649,515
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2040	700,000	715,897
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 3% 2/1/2048, LOC TD Bank NA VRDN (c)	3,065,000	3,065,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 3% 2/1/2048, LOC TD Bank NA VRDN (c)	1,200,000	1,200,000
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2035	200,000	196,651
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2036	355,000	347,089
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	873,108
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 4% 7/1/2028	215,000	211,591
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2033	435,000	436,359
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	1,000,000	832,997
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2033	275,000	285,783
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2034	680,000	705,643
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2029	310,000	325,175
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	3,000,000	2,050,663
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	1,500,000	1,253,633
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024B, 3% 12/1/2048, LOC JPMorgan Chase Bank NA VRDN (c)	500,000	500,000
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,000,000	2,047,072
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	1,000,000	888,797
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	500,000	447,026
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	500,000	388,513
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2037	415,000	396,466
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	3,000,000	2,578,827
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	1,000,000	823,505
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) 5% 8/1/2036	1,305,000	1,312,101
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 4% 8/1/2043	350,000	309,052
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2025	400,000	400,855
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2026	600,000	609,946
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 5% 8/1/2027	625,000	646,379
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,029,307
		28,329,889
Housing - 1.3%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,588,231	1,501,906
Industrial Development - 2.6%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (c)(d)	3,000,000	3,056,031
Special Tax - 7.3%
Bullhead City Ariz Excise Taxes Rev 2.3% 7/1/2041	1,000,000	682,661
Bullhead City Ariz Excise Taxes Rev 2.55% 7/1/2046	3,000,000	1,943,279
Chandler Ariz Excise Tax Rev Series 2015, 3% 7/1/2034	300,000	278,422
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (g)	2,000,000	2,311,471
Phoenix-Mesa Gateway Arpt Auth Ariz Spl Fac Rev 5% 7/1/2027 (d)	400,000	400,108
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2030	235,000	257,728
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2037	135,000	148,745
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2038	240,000	261,638
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2039	250,000	270,527
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2040	350,000	376,330
Tempe AZ Excise Tax Rev 5% 7/1/2028	315,000	320,320
Tempe AZ Excise Tax Rev 5% 7/1/2029	500,000	508,178
Tempe AZ Excise Tax Rev 5% 7/1/2030	325,000	330,143
Tempe AZ Excise Tax Rev 5% 7/1/2031	375,000	380,695
		8,470,245
Transportation - 8.7%
Arizona St Transn Brd Series 2017A, 5% 7/1/2031	385,000	398,040
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	185,000	196,536
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2035	1,000,000	1,037,503
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2031	2,000,000	2,064,359
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2035 (d)	2,425,000	2,452,272
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 4% 7/1/2037 (d)	1,750,000	1,674,503
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (d)	280,000	289,508
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2030 (d)	2,000,000	2,129,624
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (d)	25,000	25,380
		10,267,725
Water & Sewer - 6.1%
Central Ariz Wtr Consv Dist Wtr Delivery O&M Rev 5% 1/1/2036	500,000	503,319
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2036	1,420,000	1,580,639
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2040	100,000	79,357
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2040	350,000	301,904
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2041	680,000	577,739
Mesa AZ Util Sys Rev Series 2019A, 5% 7/1/2043	2,015,000	2,059,020
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	1,000,000	1,007,493
Phoenix AZ Cvc Imp Cor Wstwtr 5% 7/1/2033	1,000,000	1,013,804
		7,123,275
TOTAL ARIZONA		114,261,460
Puerto Rico - 1.1%
General Obligations - 0.8%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	435,874	294,915
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	50,000	51,312
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	150,000	157,164
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	365,000	390,542
		893,933
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	50,000	42,843
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	260,000	266,113
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	95,000	99,141
		408,097
TOTAL PUERTO RICO		1,302,030
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033 (b)	215,000	234,813
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042 (b)	335,000	342,989
		577,802
TOTAL VIRGIN ISLANDS		577,802
TOTAL MUNICIPAL SECURITIES (Cost $121,191,521)		116,141,292

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $1,250,281)	2.43	1,250,031	1,250,281

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $122,441,802)	117,391,573
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(788,238)
NET ASSETS - 100.0%	116,603,335

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $835,539 or 0.7% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	2,987,772	16,386,425	18,123,916	114,053	-	-	1,250,281	1,250,031	0.0%
Total	2,987,772	16,386,425	18,123,916	114,053	-	-	1,250,281

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.